EVOLUTION OF PROVISIONS	12 Months Ended
Dec. 31, 2024
EVOLUTION OF PROVISIONS [Abstract]
EVOLUTION OF PROVISIONS
15.	EVOLUTION OF PROVISIONS

	For legal claims and others
Balances as of 12/31/2021	17,117,647
Inflation adjustment restatement	(9,803,912)
Additions	5,457,821	(1)
Uses	(137,309)
Decreases	(196,658	)(2)
Balances as of 12/31/2022	12,437,589
Inflation adjustment restatement	(10,155,785)
Additions	3,117,127	(3)
Uses	(10,122)
Decreases	-
Balances as of 12/31/2023	5,388,809
Inflation adjustment restatement	(3,011,831)
Additions	522,861	(4)
Uses	-
Decreases	(2,478,744	)(5)
Balances as of 12/31/2024	421,095
(1)	Ps. 2,420,188 are included in “Other operating results” and Ps. 3,037,633 in “Financial expenses”.
(2)	Included in “Other operating results”.
(3)	Ps. 1,526,033 are included in “Other operating results” and Ps. 1,591,094 in “Financial expenses”.
(4)	Ps. 153,154 are included in “Other operating results” and Ps. 369,707 in “Financial expenses”.
(5)	Ps. 1,315,716 are included in “Other operating results” and Ps. 1,163,128 in “Financial expenses”.

Provisions are included in current liabilities.